Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Securities held-to-maturity	$ 90,810	$ 94,191
Preferred stock, par value	$ 25	$ 25
Preferred stock, shares authorized	500,000	500,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 2.50	$ 2.50
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	18,499,282	18,499,282
Common stock, treasury shares	3,319,067	3,345,590